Related Party Transactions - Additional Information (Detail) - USD ($)							1 Months Ended	3 Months Ended	5 Months Ended		6 Months Ended	11 Months Ended
	Sep. 02, 2021	Jan. 07, 2021	Dec. 31, 2020	Nov. 27, 2020	Nov. 16, 2020	Jul. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 22, 2020	Jun. 21, 2020
Related Party Transaction [Line Items]
Common stock shares outstanding													0
Face amount of debt														$ 1,022,000
Fees paid to related party												$ 2,726,000
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value										$ 25,000
Proceeds from related party debt										30,000
Fees and expenses related party transactions							$ 15,000
Number of shares issued				16,377,622
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value										$ 146,170,277
Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued		218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value		$ 0
Founder Shares [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Percentage of common stock outstanding			20.00%				20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Sponsor [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value						$ 25,000				$ 25,000
Sale of stock for services received issue price per share						$ 0.004
Face amount of debt			$ 300,000				$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000
Debt instrument maturity date										Mar. 31, 2021	Mar. 31, 2021
Related party transaction amounts of transaction								53,329		$ 2,500	$ 53,329
Sponsor [Member] | Working Capital Loan [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction										2,500
Working capital loans outstanding			$ 0				$ 0	$ 0	$ 0	0	$ 0	$ 0
Sponsor [Member] | Promissory Note [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt										30,000
Sponsor [Member] | Administrative Services Agreement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Fees paid to related party										$ 15,000
Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued				1,377,622
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares issued share based payment arrangement forfeited		218,094
Common stock shares subject to forfeiture		218,094
Number of trading days for determining the share price		45 days		45 days						45 days
Number of shares issued		218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value		$ 0
Over-Allotment Option [Member] | Founder Shares [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture					562,500
Percentage of common stock outstanding					20.00%
Subsequent Event
Related Party Transaction [Line Items]
Number of shares issued	37,200,000
Common Class A [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock par value			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding			4,523,969				4,523,969	5,065,058	4,523,969	4,523,969	5,065,058	4,523,969
Share Price			$ 12.00				$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00
Number of consecutive trading days for determining the share price										20 days	20 days
Number of trading days for determining the share price										30 days	30 days
Common Class A [Member] | Lock In Period Two [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Lock in period of shares held by the initial shareholders										150 days	150 days
Common Class A [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued				1,377,622
Private Placement Warrants [Member] | Sponsor [Member] | Working Capital Loan [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt instrument convertible into shares amount			$ 1,500,000				$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
Debt instrument, convertible, conversion price			$ 1.00				$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Founder Shares Class B Common Stock [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares						5,750,000
Founder Shares Class B Common Stock [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares						5,750,000
Common stock par value						$ 0.0001
Founder Shares Class B Common Stock [Member] | Lock In Period One [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Lock in period of shares held by the initial shareholders										1 year	1 year
Common Class B [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock par value			$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued share based payment arrangement forfeited					1,437,500
Common stock shares outstanding			4,312,500		4,312,500		4,312,500	4,094,406	4,312,500	4,312,500	4,094,406	4,312,500
Common Class B [Member] | Founder Shares [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares issued share based payment arrangement forfeited									218,094	218,094
Common stock shares outstanding			4,312,500				4,312,500		4,312,500	4,312,500		4,312,500
Common Class B [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares issued share based payment arrangement forfeited			218,094
Common stock shares no longer subject to forfeiture				344,406
Common Class B [Member] | Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of trading days for determining the share price		45 days
Number of shares issued		218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value		$ 0